Accounts and Notes Receivable - Maturities of Long Term Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
2014	$ 13,241
2015	3,262
2016	2,287
2017	1,715
2018	1,069
2019 and thereafter	402
Total	$ 21,976	$ 20,039	$ 17,953